Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Schedule of cash and cash equivalents

	December 31,
	2023		2022		2022

Cash	Ps.	2,574,957	Ps.	3,335,384	Ps.	5,986,217
Cash equivalents:
Fixed fund		1,299		1,036		947
	Ps.	2,576,256	Ps.	3,336,420	Ps.	5,987,164